Employee Future Benefits - Summary of Major Categories of Plan Assets and Actual Per Cent Allocation to Each Category (Detail) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Pension defined benefit plans [member]
Disclosure of fair value of plan assets [Line Items]
Total	$ 3,722.0	$ 4,510.0
Retiree welfare plans [Member]
Disclosure of fair value of plan assets [Line Items]
Total	523.0	587.0
U.S. plans [Member]
Disclosure of fair value of plan assets [Line Items]
Equity securities	1.2	1.2
U.S. plans [Member] | Pension defined benefit plans [member] | Fair value measurements [member]
Disclosure of fair value of plan assets [Line Items]
Total	$ 2,581.0	$ 3,028.0
Percentage of fair value measurements	100.00%	100.00%
U.S. plans [Member] | Pension defined benefit plans [member] | Fair value measurements [member] | Debt securities [Member]
Disclosure of fair value of plan assets [Line Items]
Debt securities	$ 1,509.0	$ 1,863.0
Percentage of fair value measurements	58.00%	61.00%
U.S. plans [Member] | Pension defined benefit plans [member] | Fair value measurements [member] | Cash and cash equivalents [Member]
Disclosure of fair value of plan assets [Line Items]
Cash and cash equivalents	$ 35.0	$ 90.0
Percentage of fair value measurements	1.00%	3.00%
U.S. plans [Member] | Pension defined benefit plans [member] | Fair value measurements [member] | Equity securities [Member]
Disclosure of fair value of plan assets [Line Items]
Equity securities	$ 377.0	$ 600.0
Percentage of fair value measurements	15.00%	20.00%
U.S. plans [Member] | Pension defined benefit plans [member] | Fair value measurements [member] | Other investments [member]
Disclosure of fair value of plan assets [Line Items]
Other investments	$ 660.0	$ 475.0
Percentage of fair value measurements	26.00%	16.00%
U.S. plans [Member] | Retiree welfare plans [Member] | Fair value measurements [member]
Disclosure of fair value of plan assets [Line Items]
Total	$ 523.0	$ 587.0
Percentage of fair value measurements	100.00%	100.00%
U.S. plans [Member] | Retiree welfare plans [Member] | Fair value measurements [member] | Debt securities [Member]
Disclosure of fair value of plan assets [Line Items]
Debt securities	$ 445.0	$ 501.0
Percentage of fair value measurements	85.00%	85.00%
U.S. plans [Member] | Retiree welfare plans [Member] | Fair value measurements [member] | Cash and cash equivalents [Member]
Disclosure of fair value of plan assets [Line Items]
Cash and cash equivalents	$ 22.0	$ 21.0
Percentage of fair value measurements	4.00%	4.00%
U.S. plans [Member] | Retiree welfare plans [Member] | Fair value measurements [member] | Equity securities [Member]
Disclosure of fair value of plan assets [Line Items]
Equity securities	$ 41.0	$ 57.0
Percentage of fair value measurements	8.00%	10.00%
U.S. plans [Member] | Retiree welfare plans [Member] | Fair value measurements [member] | Other investments [member]
Disclosure of fair value of plan assets [Line Items]
Other investments	$ 15.0	$ 8.0
Percentage of fair value measurements	3.00%	1.00%
Canadian plans [Member]
Disclosure of fair value of plan assets [Line Items]
Equity securities
Canadian plans [Member] | Pension defined benefit plans [member] | Fair value measurements [member]
Disclosure of fair value of plan assets [Line Items]
Total	$ 1,141.0	$ 1,482.0
Percentage of fair value measurements	100.00%	100.00%
Canadian plans [Member] | Pension defined benefit plans [member] | Fair value measurements [member] | Debt securities [Member]
Disclosure of fair value of plan assets [Line Items]
Debt securities	$ 898.0	$ 1,144.0
Percentage of fair value measurements	79.00%	77.00%
Canadian plans [Member] | Pension defined benefit plans [member] | Fair value measurements [member] | Cash and cash equivalents [Member]
Disclosure of fair value of plan assets [Line Items]
Cash and cash equivalents	$ 9.0	$ 14.0
Percentage of fair value measurements	1.00%	1.00%
Canadian plans [Member] | Pension defined benefit plans [member] | Fair value measurements [member] | Equity securities [Member]
Disclosure of fair value of plan assets [Line Items]
Equity securities	$ 233.0	$ 322.0
Percentage of fair value measurements	20.00%	22.00%
Canadian plans [Member] | Pension defined benefit plans [member] | Fair value measurements [member] | Other investments [member]
Disclosure of fair value of plan assets [Line Items]
Other investments	$ 1.0	$ 2.0
Percentage of fair value measurements	0.00%	0.00%